Pension and Other Employee Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 15,715	$ 15,906
Fair value of plan assets	(2,745)	(1,314)
Expected contributions for the year ending March 31, 2023	3,029
Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	1,162	4
Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 1,583	1,310
Unquoted government securities [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	40.00%
Unquoted government securities [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	77.00%
Money market instruments [member] | Life Insurance Corporation of India [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	60.00%
Money market instruments [member] | Aviva Life Insurance Company Private Limited [member]
Disclosure of defined benefit plans [line items]
Fund assets, investment percentage	23.00%
Discount rate [member]
Disclosure of defined benefit plans [line items]
Possible change in discount rates within a 12-month period	up to 1%
India [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 15,336	15,131
Philippines [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	64	95
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Net amount recognized relating to defined benefit plan	$ 315	$ 680